UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported) _____________________

Commission File Number of securitizer: ________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001274981 (Natixis Zweigniederlassung Deutschland)

Fenix Finance Designated Activity Company

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ivan Mueller, ivan.mueller@natixis.com (+4915112523822)

Olga Herman, olga.herman@natixis.com (+491713572811)

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosure required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: 27 July, 2026

Natixis Zweigniederlassung Deutschland
(Sponsor)

By:	/s/ Ivan Mueller
	Name:	Ivan Mueller
	Title:	Authorised Signatory

By:	/s/ Olga Herman
	Name:	Olga Herman
	Title:	Authorised Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 24, 2026

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